Share-based payment (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Key Share-based Awards Expense and their Respective Equity or Liability Balances	The following table outlines the key share-based awards expense and their respective equity or liability balances as of December 31, 2021, 2020 and 2019.

	Equity
	RSU	PSU	Option	Incentive	Total

Number of shares
As of December 31, 2019	4,434,896	—	33,636	5,329,364	9,797,896
Granted	329,405	—	—	—	329,405
Issued	(302,243)	—	—	—	(302,243)
Cancelled	(91,866)	—	(1,134)	—	(93,000)
Repurchased	—	—	—	(7,595)	(7,595)
As of December 31, 2020	4,370,192	—	32,502	5,321,769	9,724,463
Granted	2,603,810	342,585	—	—	2,946,395
Issued	(136,826)	—	—	—	(136,826)
Cancelled	(252,028)	—	—	—	(252,028)
As of December 31, 2021	6,585,148	342,585	32,502	5,321,769	12,282,004

Summary of Right to Acquire Shares for Price Originally Paid by Participant, Less an Applicable Discount	If a participant ceases employment for any reason before the end of the 10 years lock-up period, the Company have the right to acquire the shares for the price originally paid by the participant, less an applicable discount as below.

Time remaining to the end of the Lock-up period	Discount	Monthly Installments

7-10 years	25%	Up to 120
3-7 years	20%	Up to 60
0-3 years	15%	Up to 36